Tax (Tables)	6 Months Ended
Jun. 30, 2020
Tax
Schedule of reconciliation of actual tax charge from the expected tax charge

	Half year ended
	30 June	30 June
	2020	2019
	£m	£m
(Loss)/profit before tax	(770)	2,694
Expected tax credit/(charge)	146	(512)
Losses and temporary differences in period where no deferred tax assets recognised	(38)	(2)
Foreign profits taxed at other rates	(24)	5
UK tax rate change impact	75	—
Items not allowed for tax:
- losses on disposals and write-downs	(14)	(46)
- UK bank levy	(15)	(15)
- regulatory and legal actions	20	(5)
- other disallowable items	(23)	(40)
Non-taxable items:
- Alawwal bank merger gain on disposal	—	212
- other non-taxable items	68	26
Taxable foreign exchange movements	(2)	—
Losses bought forward and utilised	23	21
(Reduction)/increase in carrying value of deferred tax in respect of: - UK losses	(56)	215
- Ireland losses	(20)	—
Banking surcharge	52	(155)
Tax on paid-in equity	38	—
Adjustments in respect of prior periods	(22)	102
Actual tax credit/(charge)	208	(194)